July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 92.8%
iShares Developed Real Estate Index Fund, Class K	136,283	$ 1,230,638
iShares ESG Aware MSCI EAFE ETF(b)	51,357	5,377,078
iShares ESG Aware MSCI EM ETF(b)	56,855	2,929,170
iShares ESG Aware MSCI USA ETF(b)	87,509	14,320,847
iShares ESG Aware MSCI USA Small-Cap ETF(b)	28,847	1,549,661
iShares MSCI Canada ETF(b)	13,059	775,574
iShares MSCI EAFE Small-Cap ETF(b)	10,793	905,533
iShares MSCI Emerging Markets Small-Cap ETF	5,897	411,139
		27,499,640
Fixed-Income Funds — 6.9%
iShares ESG Aware U.S. Aggregate Bond ETF	32,021	1,493,780
iShares TIPS Bond ETF(b)	5,002	538,365
		2,032,145
Money Market Funds — 32.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	9,551,517	9,554,382
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	60,198	60,198
		9,614,580
Total Investments — 132.2% (Cost: $32,520,991)		39,146,365
Liabilities in Excess of Other Assets — (32.2)%		(9,532,067)
Net Assets — 100.0%		$ 29,614,298

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,019,087	$ 1,536,580 (a)	$ —	$ (1,744)	$ 459	$ 9,554,382	9,551,517	$ 11,760 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	38,027	22,171 (a)	—	—	—	60,198	60,198	1,698	—
iShares Developed Real Estate Index Fund, Class K	973,502	285,703	(107,636)	495	78,574	1,230,638	136,283	43,120	21,242
iShares ESG Aware MSCI EAFE ETF	4,477,006	1,302,274	(929,709)	20,060	507,447	5,377,078	51,357	168,393	—
iShares ESG Aware MSCI EM ETF	2,135,199	839,042	(405,795)	18,870	341,854	2,929,170	56,855	55,713	—
iShares ESG Aware MSCI USA ETF	11,445,930	2,978,749	(1,236,532)	(8,043)	1,140,743	14,320,847	87,509	93,712	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,360,506	241,975	(301,064)	10,042	238,202	1,549,661	28,847	10,432	—
iShares ESG Aware U.S. Aggregate Bond ETF	993,809	611,526	(69,809)	(983)	(40,763)	1,493,780	32,021	34,722	—
iShares MSCI Canada ETF	581,277	143,680	(50,127)	1,112	99,632	775,574	13,059	8,774	—
iShares MSCI EAFE Small-Cap ETF	723,843	203,348	(96,282)	3,354	71,270	905,533	10,793	26,494	—
iShares MSCI Emerging Markets Small-Cap ETF	338,532	100,013	(27,510)	238	(134)	411,139	5,897	10,829	—
iShares TIPS Bond ETF	355,191	226,377	(25,891)	(305)	(17,007)	538,365	5,002	16,580	—
				$ 43,096	$ 2,420,277	$ 39,146,365		$ 482,227	$ 21,242

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 27,499,640	$ —	$ —	$ 27,499,640
Fixed-Income Funds	2,032,145	—	—	2,032,145
Money Market Funds	9,614,580	—	—	9,614,580
	$39,146,365	$—	$—	$39,146,365

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments